Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As required by Item 402(u) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total Compensation for Timothy Schools¹ ($)	Compensation Actually Paid to Timothy Schools¹˒²˒³ ($)	Average Summary Compensation Table Total Compensation for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Return on Average Assets⁵ (%)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	1,033,006	857,140	347,439	262,749	111.20	102.65	39.0	1.24
2021	1,130,435	1,554,337	506,284	580,688	130.02	113.25	48.7	1.56
2020	959,767	947,999	676,234	661,680	90.12	85.57	24.7	0.94

1. Timothy Schools was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Christopher Tietz	Jennie O'Bryan	Michael Fowler
John Davis	Christopher Tietz	Jennie O'Bryan
Robert Anderson	Denis Duncan	Christopher Tietz
	John Davis	Ken Webb
Denis Duncan
John Davis

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total Compensation with certain adjustments as described in footnote 3 below.

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total Compensation for Timothy Schools ($)	Exclusion of Stock Awards for Timothy Schools ($)	Inclusion of Equity Values for Timothy Schools ($)	Compensation Actually Paid to Timothy Schools ($)
2022	1,033,006	(499,306)	323,440	857,140
2021	1,130,435	(201,749)	625,651	1,554,337
2020	959,767	(200,454)	188,686	947,999

Year	Average Summary Compensation Table Total Compensation for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	347,439	(63,357)	(21,333)	262,749
2021	506,284	(89,060)	163,464	580,688
2020	676,234	(49,954)	35,400	661,680

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Timothy Schools ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Timothy Schools ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Timothy Schools ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Timothy Schools ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Timothy Schools ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Timothy Schools ($)	Total - Inclusion of Equity Values for Timothy Schools ($)
2022	375,203	(52,027)	58,175	(57,911)	0	0	323,440
2021	300,546	178,700	42,898	103,507	0	0	625,651
2020	253,407	(23,245)	0	(41,476)	0	0	188,686

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	40,681	(9,167)	8,081	(4,516)	(56,412)	0	(21,333)
2021	116,658	28,186	12,839	5,781	0	0	163,464
2020	63,151	(4,256)	0	(23,495)	0	0	35,400

4. The Peer Group TSR set forth in this table utilizes the ABA Nasdaq Community Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the ABA Nasdaq Community Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5. We determined Return on Average Assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Return on Average Assets
Named Executive Officers, Footnote [Text Block]

1. Timothy Schools was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Christopher Tietz	Jennie O'Bryan	Michael Fowler
John Davis	Christopher Tietz	Jennie O'Bryan
Robert Anderson	Denis Duncan	Christopher Tietz
	John Davis	Ken Webb
Denis Duncan
John Davis

Peer Group Issuers, Footnote [Text Block]

4. The Peer Group TSR set forth in this table utilizes the ABA Nasdaq Community Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the ABA Nasdaq Community Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 1,033,006	$ 1,130,435	$ 959,767
PEO Actually Paid Compensation Amount	$ 857,140	1,554,337	947,999
Adjustment To PEO Compensation, Footnote [Text Block]	3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table

Year	Summary Compensation Table Total Compensation for Timothy Schools ($)	Exclusion of Stock Awards for Timothy Schools ($)	Inclusion of Equity Values for Timothy Schools ($)	Compensation Actually Paid to Timothy Schools ($)
2022	1,033,006	(499,306)	323,440	857,140
2021	1,130,435	(201,749)	625,651	1,554,337
2020	959,767	(200,454)	188,686	947,999
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Timothy Schools ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Timothy Schools ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Timothy Schools ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Timothy Schools ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Timothy Schools ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Timothy Schools ($)	Total - Inclusion of Equity Values for Timothy Schools ($)
2022	375,203	(52,027)	58,175	(57,911)	0	0	323,440
2021	300,546	178,700	42,898	103,507	0	0	625,651
2020	253,407	(23,245)	0	(41,476)	0	0	188,686

Non-PEO NEO Average Total Compensation Amount	$ 347,439	506,284	676,234
Non-PEO NEO Average Compensation Actually Paid Amount	$ 262,749	580,688	661,680
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total Compensation for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	347,439	(63,357)	(21,333)	262,749
2021	506,284	(89,060)	163,464	580,688
2020	676,234	(49,954)	35,400	661,680

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	40,681	(9,167)	8,081	(4,516)	(56,412)	0	(21,333)
2021	116,658	28,186	12,839	5,781	0	0	163,464
2020	63,151	(4,256)	0	(23,495)	0	0	35,400

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Company-Selected Measure during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the ABA Community Bank Index over the same period.
Tabular List [Table Text Block]

The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Return on Average Assets Operating Core Bank Pre-Tax Pre-Provision Net Income Earnings Per Share Relative Tangible Book Value Per Share Growth

Total Shareholder Return Amount	$ 111.20	130.02	90.12
Peer Group Total Shareholder Return Amount	102.65	113.25	85.57
Net Income (Loss)	$ 39,000,000.0	$ 48,700,000	$ 24,700,000
Company Selected Measure Amount	0.0124	0.0156	0.0094
PEO Name	Timothy Schools	Timothy Schools	Timothy Schools
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Non-GAAP Measure Description [Text Block]

5. We determined Return on Average Assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Core Bank Pre-Tax Pre-Provision Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Tangible Book Value Per Share Growth
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 375,203	$ 300,546	$ 253,407
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(499,306)	(201,749)	(200,454)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	323,440	625,651	188,686
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(52,027)	178,700	(23,245)
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(57,911)	103,507	(41,476)
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	58,175	42,898	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,681	116,658	63,151
Non-PEO NEO [Member] | Average Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(63,357)	(89,060)	(49,954)
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,333)	163,464	35,400
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(56,412)	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,167)	28,186	(4,256)
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,516)	5,781	(23,495)
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,081	12,839	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0